11. Equity	12 Months Ended
Mar. 31, 2021
Equity [Abstract]
Equity

NOTE 11 - EQUITY

Preferred Stock

There are 50,000,000 shares authorized as preferred stock, of which 40,000,000 are designated as Series B and 2,000,000 are designated as Series A. 8,000,000 shares have yet to be designated. All 2,000,000 shares of Series A preferred are issued and outstanding. Each share of Series A preferred is convertible into 240 shares of common stock. The Series A Preferred Stock votes with the Common Stock on all matters to be voted on by the common stock on an as-converted basis. On such matters, each holder of Series A Preferred Stock is entitled to 240 votes for each share of Series A Preferred Stock held by such shareholder.

On November 23, 2020, as part of an Employment Agreement, the Company’s Chief Executive Officer received 40,000,000 shares of Series B Convertible Preferred Stock. Each share of Series B Preferred is convertible into two shares of common stock. As such the fair value, $320,000, was based on the value of 80,000,000 common shares on the date of agreement, $0.004 per share. The shares are considered immediately vested as of November 23, 2020.

Common Stock

Common Stock Issuances for the year ended March 31, 2020

On April 23, 2019, the Company issued 4,000,000 shares of common stock in exchange for services valued at $25,600 or $0.0064 per share.

On May 14, 2019, the Company sold 1,562,500 shares of common stock for $10,000 or $0.0064 per share.

On May 25, 2019, the Company sold 11,718,750 shares of common stock for $75,000 or $0.0064 per share.

On June 1, 2019, the Company issued 67,000,000 shares of common stock in exchange for services valued at $428,800 or $0.0064 per share.

On June 1, 2019, the Company issued 6,000,000 shares of common stock in exchange for the acquisition of UCL MMA LLC valued at $39,000 or $0.0065 per share.

On July 3, 2019 the Company issued 6,000,000 shares of common stock in exchange for services valued at $38,400 or $0.0064 per share.

On July 8, 2019, the Company entered into a Subscription Agreement with a holder for the sale of 14,062,500 shares of common stock at $0.0064 per share, or $90,000.

On July 15, 2019 the Company issued 30,500,000 shares of common stock in exchange for services valued at $195,200 or $0.0064 per share.

On July 15, 2019 the Company issued 8,000,000 shares of common stock in exchange for the acquisition of Pinnacle Combat LLC valued at $51,200 or $0.0064 per share.

On August 30, 2019 the Company sold 15,625,000 shares of common stock for $100,000 or $0.0064 per share.

On September 7, 2019 the Company sold 7,812,500 shares of common stock for $50,000 or $0.0064 per share.

On September 19, 2019 the Company sold 11,718,750 shares of common stock for $75,000 or $0.0064 per share.

On September 27, 2019, the Company canceled 7,500,000 in exchange for the cancellation of $75,000 in Notes Receivable.

As part of the Strike Hard Productions LLC acquisition, the Company issued 9,000,000 shares of common stock valued at $57,600 or $0.0064 per share.

On December 3, 2019, the Company purchased 14,062,500 shares of stock back from GS Capital in exchange for the payment of $101,250 in cash.

On December 22, 2019, B2MG returned 21,954,800 shares of the Company’s common stock, valued at $109,773 in exchange for the cancellation of $164,441 owed by B2MG to the Company.

On January 6, 2020, the Company issued 6,000,000 shares of common stock valued at $31,800 or $0.0053 per share in exchange for the acquisition of One More Gym LLC.

On January 28, 2020, the Company purchased 11,718,750 shares of stock back from GS Capital in exchange for the payment of $87,891 in cash.

Common Stock Issuances for the year ended March 31, 2021

On April 23, 2020, the Company issued 4,292,915 shares of stock to GS Capital in exchange for the conversion of $7,341 in convertible note principal.

On May 8, 2020, the Company issued 12,000,000 shares of stock to WLES LP LLC in exchange for the conversion of $30,000 in convertible note principal. The 12,000,000 shares were valued at $48,281 resulting in a loss on settlement of debt in the amount of $18,281.

On June 16, 2020, the Company issued 4,000,000 shares of common stock to Veyo Partners LLC in exchange for investor relation services valued at $14,400 or $0.0036 per share.

On July 10, 2020, the Company issued 4,000,000 shares of common stock to Veyo Partners LLC in exchange for investor relation services valued at $14,000 or $0.0035 per share.

On July 31, 2020, GS Capital converted $7,500 in principal and $488 in accrued interest of the October 4, 2019 $84,000 face value note into 5,071,885 shares of common stock. The 5,071,885 shares were valued at $16,558. The Company recorded the removal of the $7,500 in principal, $488 in interest, and $8,570 in derivative liabilities resulting in no gain or loss.

On August 10, 2020, the Company issued 4,000,000 shares of common stock to Veyo Partners LLC in exchange for investor relation services valued at $34,800 or $0.0087 per share.

On August 13, 2020, the Company sold 13,333,334 shares of common stock for $100,000 or $0.0075 per share.

On August 19, 2020, the Company sold 13,333,334 shares of common stock for $100,000 or $0.0075 per share.

On August 20, 2020, GS Capital converted $12,500 in principal and $871 in accrued interest of the October 4, 2019 $84,000 face value note into 8,468,394 shares of common stock. The 8,468,394 shares were valued at $155,914. After recording the removal of the $12,500 in principal, $871 in interest, and $138,647 in derivative liabilities, the Company recorded $3,896 as loss on extinguishment of debt.

On September 1, 2020, the Company sold 13,333,334 shares of common stock for $100,000 or $0.0075 per share.

On September 9, 2020, GS Capital converted $55,000 in principal and $4,075 in accrued interest of the October 4, 2019 $84,000 face value note into 12,123,426 shares of common stock. The 12,123,426 shares were valued at $262,363. After recording the removal of the $55,000 in principal, $4,075 in interest, and $142,990 in derivative liabilities, the Company recorded $60,298 as loss on extinguishment of debt.

On September 14, 2020, the Company sold 22,000,000 shares of common stock for $165,000 or $0.0075 per share.

On September 30, 2020, the Company issued 3,733,333 shares of common stock for services valued at $26,133 or $0.0070 per share.

On October 2, 2020, GS Capital converted $108,000 in principal, $7,196 in accrued interest, and $750 in conversion fees of the October 31, 2019 $208,000 face value note into 33,934,758 shares of common stock. The 33,934,758 shares were valued at $239,298. After recording the removal of the $108,000 in principal, $7,196 in interest, $750 in conversion fees and $80,674 in derivative liabilities, the Company recorded $42,678 as loss on extinguishment of debt.

On October 21, 2020, GS Capital converted $45,000 in principal, $3,136 in accrued interest, and $350 in conversion fees of the October 31, 2019 $208,000 face value note into 14,521,245 shares of common stock. The 14,521,245 shares were valued at $98,279. After recording the removal of the $45,000 in principal, $3,136 in interest, $350 in conversion fees and $39,128 in derivative liabilities, the Company recorded $10,665 as loss on extinguishment of debt.

On November 25, 2020, GS Capital converted $35,000 in principal, $2,754 in accrued interest, and $350 in conversion fees of the October 31, 2019 $208,000 face value note into 15,120,623 shares of common stock. The 15,120,623 shares were valued at $84,823. After recording the removal of the $35,000 in principal, $2,754 in interest, $350 in conversion fees and $44,183 in derivative liabilities, the Company recorded $2,536 as loss on extinguishment of debt.

On December 22, 2020, GS Capital converted $20,000 in principal, $1,692 in accrued interest, and $350 in conversion fees of the October 31, 2019 $208,000 face value note into 8,330,328 shares of common stock. The 8,330,328 shares were valued at $44,185. After recording the removal of the $20,000 in principal, $1,692 in interest, $350 in conversion fees and $19,806 in derivative liabilities, the Company recorded $2,337 as loss on extinguishment of debt.

Between February 9, 2021 and March 23, 2021, the Company sold 297,500,000 shares of common stock for $1,190,000 or $0.004 per share.

On January 19, 2021, GS Capital converted $35,000 in principal, $3,145 in accrued interest, and $350 in conversion fees of the December 5, 2019 $62,000 face value note into 15,087,285 shares of common stock. The 15,087,285 shares were valued at $69,402. After recording the removal of the $35,000 in principal, $3,145 in interest, $350 in conversion fees and $32,195 in derivative liabilities, the Company recorded $1,288 as gain on extinguishment of debt.

On February 4, 2021, GS Capital converted $27,000 in principal, $2,521 in accrued interest, and $350 in conversion fees of the December 5, 2019 $62,000 face value note into 11,659,246 shares of common stock. The 11,659,246 shares were valued at $59,462. After recording the removal of the $27,000 in principal, $2,521 in interest, $350 in conversion fees and $30,603 in derivative liabilities, the Company recorded $1,012 as gain on extinguishment of debt.

On February 10, 2021, GS Capital converted $62,000 in principal, $5,531 in accrued interest, and $350 in conversion fees of the October 31, 2019 $62,000 face value note into 26,279,805 shares of common stock. The 26,279,805 shares were valued at $394,197. After recording the removal of the $62,000 in principal, $5,531 in interest, $350 in conversion fees and $323,556 in derivative liabilities, the Company recorded $2,760 as loss on extinguishment of debt.

Warrants

On December 23, 2020, the Company entered into a Common Stock Purchase Agreement (the “CSPA”) with Triton Funds, LP, a Delaware limited partnership (“Triton”), an unrelated third party. Triton agreed to invest $2,500,000 in the Company in the form of common stock purchases. Subject to the terms and conditions set forth in the CSPA, the Company agreed to sell to Triton common shares of the Company having an aggregate value of $2,500,000. The Company may, in its sole discretion, deliver a Purchase Notice to Triton which states the dollar amount of shares which the Company intends to sell to Triton. The price of the shares to be sold will be $0.005 per share. Triton’s obligation to purchase securities is conditioned on certain factors including, but not limited to, the Company having an effective registration available for sale of the securities being purchased, a minimum closing price of $0.0075 is met on the date Triton receives the purchased shares as DWAC shares by Triton’s custodian, and Triton’s ownership not exceeding 9.99% of the issued and outstanding shares of the Company at any time. The CSPA terminates the Common Stock Purchase Agreement between the Company and Triton entered into on October 15, 2020.

In connection with the CSPA, the Company also issued to Triton warrants to purchase 125,000,000 of the Company’s Common Stock at $0.02 per share (the “Warrants”), subject to adjustments. The Warrants terminate five years from the date of issuance. In the event that the S-1 Registration Statement registering the resales of the shares underlying the exercise of the Warrant (the “Warrant Shares”) is not deemed effective within 90 days of the issuance of the Warrants, 100,000,000 Warrants will terminate and 25,000,000 Warrants will remain which shall either be registered by the Company in an S-1 Registration Statement or will be available for cashless exercise pursuant to the terms of the Warrant Agreement. The 125,000,000 warrants were valued at $566,261 and were valued using a Black-Scholes Merton model. These warrants have been recorded as a financing expense.

As of March 31, 2021, the Company had 125,000,000 warrants outstanding.

The following table represents warrant activity years ended March 31, 2021 and 2020:

	Number of Shares	Weighted Average Exercise Price		Weighted Average Remaining Contractual Life	Aggregate Intrinsic Value
Warrants Outstanding – April 1, 2019	–	S	–	–	$–
Issued	–		–	–	–
Exercised	–		–	–	–
Expired	–		–	–	–
Warrants Outstanding – March 31, 2020	–		$–	–	$–

Issued	125,000,000		$0.02	5.0 years	$–
Exercised	–		–	–	–
Expired	–		–	–	–
Outstanding Exercisable – March 31, 2021	125,000,000		$0.02	4.9 years	$–
Outstanding Exercisable – March 31, 2021	125,000,000		$0.02	4.9 years	$–